N-6	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Apr. 04, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.31 to $43.88 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,388. The charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.18%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Charges for Early Withdrawals [Text Block]	If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.31 to $43.88 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,388. The charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge Example Maximum [Dollars]	$ 4,388
Transaction Charges [Text Block]	In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.
Ongoing Fees and Expenses [Table Text Block]
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

Investment Options (of Other Amount) Minimum [Percent]	0.29%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Risks [Table Text Block]

FEES AND EXPENSES
Charges For Early Withdrawals
If you withdraw money from the Contract within the first 10 Contract Years, you may be assessed a surrender charge. The maximum surrender charge is set forth in your Contract and ranges from $0.31 to $43.88 per $1,000 of Basic Insurance Amount. The maximum charge on a withdrawal that reduces the Basic Insurance Amount by $100,000 is $4,388. The charge applies to surrenders, lapses, withdrawals from Contracts with a Type A (fixed) Death Benefit, and reductions in Basic Insurance Amount. For more information on early withdrawal charges, please refer to the Surrender Charge subsection of this prospectus.

Transaction Charges
In addition to a surrender charge, you may also be charged for other transactions. Such charges include sales charges on premiums paid under the Contract, administrative charges (to cover local, state and federal taxes), transfer fees, withdrawal fees, and fees for decreases in the Basic Insurance Amount. For more information on transaction charges, please refer to the FEE TABLE and CHARGES AND EXPENSES sections of this prospectus.

Ongoing Fees And Expenses
In addition to surrender charges and transaction charges, an investment in the Contract is subject to certain ongoing fees and expenses, including such fees and expenses as those covering the cost of insurance under the Contract and the cost of optional benefits available under the Contract. Such fees and expenses are set based on either a fixed rate or the characteristics of the insured (e.g., age, sex, and rating classification). Investors should view the data pages of their Contract for applicable rates.
Contract Owners will also bear expenses associated with the Funds under the Contract, as shown in the following table:

	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.29%	1.18%
	For more information on ongoing fees and expenses, please refer to the FEE TABLE section of this prospectus and APPENDIX A, which is part of this prospectus.
RISKS
Risk Of Loss	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not a Short-Term Investment
The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Risks Associated With Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.

Contract Lapse
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

RESTRICTIONS
Investments
You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.

Optional Benefits
As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.
Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.

Investment Restrictions [Text Block]	You may, up to 12 times each Contract Year, transfer amounts among the Variable Investment Options. Additional transfers may be made only with our consent. Generally, only one transfer from the Fixed Rate Option will be permitted during each Contract Year. The maximum amount per Contract Year you may transfer out of the Fixed Rate Option each year is the greatest of: (a) 25% of the amount in the Fixed Rate Option; (b) $5,000; and (c) the amount transferred from the Fixed Rate Option to the Variable Investment Options in the prior Contract Year (if applicable). Transfers may generally be made by mail, phone, fax or website. Contracts that are jointly owned or assigned generally cannot conduct transfers by phone, fax or website. We reserve the right to remove or substitute investment options. For more information on investment and transfer restrictions, please refer to the Transfers And Restrictions On Transfers subsection of this prospectus and APPENDIX A.
Optional Benefit Restrictions [Text Block]	As a Contract Owner, you may be able to obtain extra fixed benefits, which may require additional charges. These optional insurance benefits are described in what is known as a “rider” to the Contract. Riders are generally only available at Contract issuance, unless noted otherwise.Some riders may depend on the performance of the Contract Fund. Rider benefits will no longer be available if the Contract lapses and most rider benefits will no longer be available if you choose to keep the Contract in force under the Overloan Protection Rider. Some riders are not available in conjunction with other riders and other restrictions may apply. Investment options will be restricted if certain riders are exercised. Some riders described in this prospectus may be subject to state variations or may not be available in all states. Please refer to APPENDIX B, which is part of this prospectus, for state availability and a description of all material variations to riders and features that differ from the description contained in the prospectus. For more information on optional benefits under the Contract, please refer to the RIDERS section of this prospectus.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan. Withdrawals may be subject to ordinary income tax and a 10% additional tax. For more information on tax implications relating to Contract investments, please refer to the TAXES section of this prospectus.
Investment Professional Compensation [Text Block]	Investment professionals receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. Compensation (commissions, overrides, and any expense reimbursement allowance) is paid to broker-dealers that are registered under the Securities Exchange Act of 1934 and/or entities that are exempt from such registration (“firms”). The individual representative will receive all or a portion of the compensation, depending on the practice of the firm. For more information on investment professional compensation, please refer to the DISTRIBUTION AND COMPENSATION section and the Commissions Paid To Broker-Dealers subsection of this prospectus.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a contract in place of the one you already own. You should only exchange your existing life insurance contract if you determine after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the contract, rather than continue to own your existing contract. For more information on exchanges, please refer to the paragraph titled Replacement Of a Contract in the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Your Contract’s data pages will provide information about the specific fees you will pay each year based on the options you have elected. For more information please refer to the CHARGES AND EXPENSES section in this prospectus.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer cash value between investment options.

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From 55% to 100%	From 55% to 100%
Initial surrender charge for a representative Contract Owner.(2)		100%	100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.42	$0.42
Living Needs BenefitSM Rider fee	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year.
(2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras.

The next table describes the Contract fees and expenses that you will pay periodically during the time you own the Contract, not including the Funds’ fees and expenses.

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES, continued
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.08 to $1.78, plus $12	From $0.08 to $1.78, plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0026 to $15.46	From $0.0025 to $11.13
Initial charge for a representative Contract Owner.(4)		$0.004	$0.0038
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0037 to $21.65	From $0.0035 to $15.58
Initial charge for a representative Contract Owner.(4)		$0.0056	$0.0053
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(11)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in APPENDIX A.

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.18%

Transaction Expenses [Table Text Block]

TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Sales Charge On Premiums (load)	Deducted from premium payments.	6%	Contract Years 1 - 8: 1.5% Years 9 - 10: 1.25% Years 11+: 0%
Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)	Deducted from premium payments.	7.5%	3.25%
Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)	Upon lapse, surrender, or decrease in Basic Insurance Amount.	From 55% to 100%	From 55% to 100%
Initial surrender charge for a representative Contract Owner.(2)		100%	100%
Transfer fee	Each transfer exceeding 12 in any Contract Year.	$25	$0
Withdrawal fee	Upon withdrawal.	$25	$0
Basic Insurance Amount decrease fee	Upon decrease in Basic Insurance Amount.	$25	$0
Contract illustration fee	Each illustration request exceeding one in any Contract Year.	$25	$0
BenefitAccess Rider fee	One-time charge when the Terminal Illness Option of the rider is exercised.	$150	$150
Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)	One-time charge applied on first month of processing.	$0.42	$0.42
Living Needs BenefitSM Rider fee	When benefit is paid.	$150	$150
Overloan Protection Rider fee (Percentage of the Contract Fund amount.)	One-time charge upon exercising the rider benefit.	3.5%	3.5%
(1)The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year.
(2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras.
Sales Load, Description [Text Block]	Sales Charge On Premiums (load)
Sales Load, When Deducted [Text Block]	Deducted from premium payments.
Sales Load (of Premium Payments), Maximum [Percent]	6.00%
Premium Taxes, Description [Text Block]	Premium-Based Administrative Charge (Charge for state and federal premium taxes and other charges that are based on premiums.)
Premium Taxes, When Deducted [Text Block]	Deducted from premium payments.
Premium Taxes (of Premium Payments), Maximum [Percent]	7.50%
Premium Taxes (of Premium Payments), Current [Percent]	3.25%
Deferred Sales Charge, Description [Text Block]	Surrender Charge(1) (Minimum and maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras.)
Deferred Sales Charge, When Deducted [Text Block]	Upon lapse, surrender, or decrease in Basic Insurance Amount.
Deferred Sales Load, Footnotes [Text Block]	The maximum surrender charge percentage of 100% applies to issue ages 0 to 48 in the early Contract Years. The percentage varies based on the issue age of the insured and Contract duration. The percentage reduces to zero by the end of the 10th year. (2)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras.
Transfer Fees, Description [Text Block]	Transfer fee
Transfer Fees, When Deducted [Text Block]	Each transfer exceeding 12 in any Contract Year.
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Base Contract Charges:
Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0067 to $83.34	From $0.0064 to $82.50
Initial charge for a representative Contract Owner.(4)		$0.077	$0.043

PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES, continued
Charge	When Charge Is Deducted	Amount Deducted
		Guaranteed (Maximum)	Current
Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)	Monthly	From $0.08 to $1.78, plus $12	From $0.08 to $1.78, plus $12
Initial charge for a representative Contract Owner.(4)		$0.09 plus $12	$0.09(8) plus $12
Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)	Daily	0.45%	0.10%
Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)	Monthly	From $0.10 to $2.08	From $0.10 to $2.08
Net Interest On Loans	Annually	1% for standard loans. 0.05% for preferred loans.	1% for standard loans. 0.05% for preferred loans.
Optional Benefits Charges:
Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)	Monthly	From $0.05 to $0.28	From $0.05 to $0.28
Charge for a representative Contract Owner.(4)		$0.067	$0.067
BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)	Monthly	From $0.0026 to $15.46	From $0.0025 to $11.13
Initial charge for a representative Contract Owner.(4)		$0.004	$0.0038
4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)		From $0.0037 to $21.65	From $0.0035 to $15.58
Initial charge for a representative Contract Owner.(4)		$0.0056	$0.0053
Children Level Term Rider (Charge per $1,000 of the coverage amount.)	Monthly	$0.42	$0.42
Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)	Monthly	From 7.08% to 12.17%	From 7.08% to 12.17%
Initial charge for a representative Contract Owner.(4)		7.52%	7.52%
(1)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration.
(2)The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.
(3)The highest COI rate is for an insured who is a male/female age 120.
(4)Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.
(5)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.
(6)The daily charge is based on the effective annual rate shown.
(7)The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
(8)Duration of the charge is limited.
(9)The charge varies based on the age and sex of the insured.
(10)The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions.
(11)The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
Insurance Cost, Description [Text Block]	Cost Of Insurance (“COI”) for the Basic Insurance Amount.(1)(2)(3) (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Footnotes [Text Block]	The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.The amount and duration of the charge will vary based on individual circumstances including issue age, type of risk, and the frequency of exposure to the risk.
Mortality and Expense Risk Fees, Description [Text Block]	Mortality And Expense Risk Charge(6) (Calculated as a percentage of assets in Variable Investment Options.)
Mortality and Expense Risk Fees, When Deducted [Text Block]	Daily
Mortality And Expense Risk Fees (of Other Amount), Maximum [Percent]	45.00%
Mortality And Expense Risk Fees (of Other Amount), Current [Percent]	10.00%
Mortality And Expense Risk Fees, Footnotes [Text Block]	The daily charge is based on the effective annual rate shown
Administrative Expenses, Description [Text Block]	Administrative Charge For Basic Insurance Amount(2)(5) (Minimum and maximum charge (charge per $1,000 of Basic Insurance Amount plus a flat fee).)
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Footnotes [Text Block]	The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Basic Insurance Amount.Duration of the charge is limited.
Optional Benefit Expense, Footnotes [Text Block]	The charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification, as well as Contract duration. The charge shown in the table may not be representative of the charge that a particular Contract Owner will pay. You may obtain more information about the particular charges that apply to you by contacting your Pruco Life representative.Representative insured is male, age 35, preferred best underwriting class, no ratings or extras, with a $500,000 Basic Insurance Amount.Duration of the charge is limited. The charge varies based on the age and sex of the insured.The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductionsThe charge varies based on the individual characteristics of the insured, including such characteristics as age, sex, and underwriting classification.
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses	Minimum	Maximum
(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.29%	1.18%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)
Portfolio Company Expenses Minimum [Percent]	0.29%
Portfolio Company Expenses Maximum [Percent]	1.18%
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.
Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the
Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Current federal tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.

Item 10. Standard Death Benefits (N-6) [Table Text Block]	STANDARD DEATH BENEFITS
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed;
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider; and
(g)You must not have exercised the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Death Benefit attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).

Standard Death Benefit [Text Block]
Types Of Death Benefit
You must select from three types of Death Benefit at issue. A Contract with a Type A (fixed) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount. Favorable investment results and additional premium payments will generally increase the Cash Surrender Value and decrease the Net Amount At Risk and result in lower charges. This type of Death Benefit does not vary with the investment performance of the investment options you selected, except when the premiums you pay or favorable investment performance causes the Contract Fund to grow to the point where we may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type B (variable) Death Benefit has a Death Benefit which will generally equal the Basic Insurance Amount plus the Contract Fund. Favorable investment performance and additional premium payments will generally increase your Contract's Death Benefit and Cash Surrender Value. However, the increase in the Cash Surrender Value for a Contract with a Type B Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type B Death Benefit Contract has a greater cost of insurance charge due to a greater Net Amount At Risk. Because your Contract’s Death Benefit is based in part on the value of your Contract Fund, Contract charges and unfavorable investment performance will decrease your Death Benefit and Cash Surrender Value. As long as the Contract is not in default and there is no Contract Debt, the Death Benefit may not fall below the Basic Insurance Amount stated in the Contract. We may increase the Death Benefit to ensure that the Contract will satisfy the IRS definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract's Cash Surrender Value Will Vary.
A Contract with a Type C (return of premium) Death Benefit has a Death Benefit which is generally equal the Basic Insurance Amount plus the total premiums paid into the Contract less withdrawals. The total premiums, less withdrawals, is not accumulated with interest. The Death Benefit on a Contract with a Type C Death Benefit is limited to the greater of (1) the Contract Fund plus three times the Basic Insurance Amount and (2) a Death Benefit amount required to satisfy the Internal Revenue Code’s definition of life insurance. Within limits, this Death Benefit type allows the beneficiary, in effect, to recover the cost of the Contract (all premiums paid less withdrawals already taken), upon the death of the insured. Favorable investment performance and payment of additional premiums will generally increase the Contract's Cash Surrender Value. However, the increase in the Cash Surrender Value for a Type C Death Benefit may be less than the increase in Cash Surrender Value for a Contract with a Type A Death Benefit because a Type C Death Benefit has a greater cost of insurance charge due to a greater Net Amount At Risk. The increase in Cash Surrender Value for a Contract with a Type C Death Benefit may be more or less than the increase in Cash Surrender Value for a Contract with a Type B Death Benefit depending on earnings and the amount of any withdrawals. If you take a withdrawal from a Contract with a Type C Death Benefit, it is possible for the Death Benefit to fall below the Basic Insurance Amount. We may increase the Death Benefit to ensure that the Contract will satisfy the Internal Revenue Code’s definition of life insurance. See Cost Of Insurance, PREMIUMS, and How a Contract’s Cash Surrender Value Will Vary.
The way in which the Cash Surrender Value and Death Benefit will change depends significantly upon the investment results that are actually achieved.
Contract Owners of a Contract with a Type A Death Benefit should note that any withdrawal will generally result in a reduction of the Basic Insurance Amount by the amount of the withdrawal and will result in the deduction of any applicable
Changing the Type Of Death Benefit
You may change the type of Death Benefit any time after issue and subject to our approval. We will increase or decrease the Basic Insurance Amount so that the Death Benefit immediately after the change matches the Death Benefit immediately before the change. The Basic Insurance Amount after a change may not be lower than the minimum Basic Insurance Amount applicable to the Contract. See REQUIREMENTS FOR ISSUANCE OF A CONTRACT. A Death Benefit type change that decreases the Basic Insurance Amount may result in the assessment of a surrender charge and may incur a transaction fee of up to $25. Currently, we do not charge a transaction fee for a decrease in Basic Insurance Amount. See Surrender Charge.
If you are changing your Contract from a Type A Death Benefit to a Type B Death Benefit, we will reduce the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type B Death Benefit to a Type A Death Benefit, we will increase the Basic Insurance Amount by the amount in your Contract Fund on the date the change takes place.
If you are changing your Contract from a Type C Death Benefit to a Type A Death Benefit, we will change the Basic Insurance Amount by adding the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages.
If you are changing your Contract from a Type C Death Benefit to a Type B Death Benefit, we first find the difference between: (1) the Contract Fund and (2) the lesser of (a) the total premiums paid into the Contract minus total withdrawals taken, and (b) the Contract Fund before deduction of any monthly charge due on that date plus the product of the Type C Limiting Amount multiplied by the Type C Death Benefit Factor. The Type C Limiting Amount and the Type C Death Benefit Factor are both found in the Contract Limitations section of your Contract’s data pages. If (2) is larger than (1), we will increase the Basic Insurance Amount by that difference. If (1) is larger than (2), we will reduce the Basic Insurance Amount by that difference.
If you choose a Type A Death Benefit or a Type B Death Benefit at issue, you will not be able to change to a Type C Death Benefit thereafter. If you change a Type C Death Benefit to a Type A Death Benefit or a Type B Death Benefit after issue, you will not be able to change back to a Type C Death Benefit. We will not allow a change to your Contract if it will cause the Death Benefit to exceed our retention limits or violate any other underwriting rule.
The following chart illustrates the new Basic Insurance Amount resulting from each change of Death Benefit type described above. The chart assumes a $300,000 Death Benefit, a $50,000 Contract Fund, no applicable surrender charge, and no Contract Debt. For changes from a Type C Death Benefit, the chart assumes $40,000 in total premiums minus total withdrawals.

Changing from	Basic Insurance Amount	Contract Fund	Death Benefit
Type A to Type B	$300,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
Type B to Type A	$250,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type A	$260,000 to $300,000	$50,000 to $50,000	$300,000 to $300,000
Type C to Type B	$260,000 to $250,000	$50,000 to $50,000	$300,000 to $300,000
You may request a change in the type of Death Benefit by sending us a request in Good Order to our Service Office. If the change is approved, we will re-calculate the Contract's charges and appropriate tables and send you new Contract data pages. We may require you to send us your Contract before making the change. There may be circumstances under which a change in the Death Benefit type may cause the Contract to be classified as a Modified Endowment Contract, which could be significantly disadvantageous. See Tax Treatment Of Contract Benefits.
When you submit a claim under the Chronic Illness Option of the BenefitAccess Rider, your Contract’s Death Benefit type must be changed to Type A (if not already so) and remain as Type A for the duration of the Contract. See BenefitAccess Rider.
Decreasing the Basic Insurance Amount
You have the option of decreasing the Basic Insurance Amount of your Contract without withdrawing any Cash Surrender Value. If a change in circumstances causes you to determine that your amount of insurance is greater than needed, a decrease will reduce your insurance protection and the monthly deductions for the cost of insurance.
The following conditions must be met:
(a)The amount of the decrease in the Basic Insurance Amount must be at least $5,000;
(b)The Basic Insurance Amount after the decrease must be at least equal to the minimum Basic Insurance Amount;
(c)The Contract must not be in default;
(d)The surrender charge on the decrease, if any, plus any transaction charge for the decrease may not exceed the Contract Fund;
(e)If we ask you to do so, you must send us the Contract to be endorsed;
(f)Your Contract must not be in force under the provisions of the Overloan Protection Rider; and
(g)You must not have exercised the Chronic Illness Option of the BenefitAccess Rider.
If we approve the decrease, we will send you new Contract data pages showing the amount and effective date of the change and the recalculated charges, values, and limitations. We may charge a transaction fee of up to $25 for each decrease in the Basic Insurance Amount.  Currently, we do not charge a fee for a decrease.
We may decline a decrease in the Basic Insurance Amount if we determine it would cause the Contract to fail to qualify as life insurance for purposes of Section 7702 of the Internal Revenue Code. Also, it is important to note, that if the Basic Insurance Amount is decreased, there is a possibility that the Contract will be classified as a Modified Endowment Contract. See Tax Treatment Of Contract Benefits. You should consult with your tax adviser and your Pruco Life representative before requesting any decrease in Basic Insurance Amount.
Death Claim Settlement Options
The beneficiary may choose to receive death claim proceeds by any of the settlement options available at the time the proceeds become payable or by payment of a lump sum check. Any Pruco Life representative authorized to sell this Contract can explain all the settlement options upon request.
When Death Benefit Proceeds Are Paid
Generally, we will pay any Death Benefit within seven days after all the documents required for such a payment are received in Good Order at the office designated to receive that request. The Death Benefit is determined as of the date of death. The Death Benefit will reflect the amount of any Contract Debt and, if the insured dies while the Contract is in default, all unpaid monthly deductions.
We may delay payment of proceeds from the Variable Investment Option(s) and the variable portion of the Death Benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.
We have the right to delay payment of the Death Benefit attributable to the Fixed Rate Option for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).
When Death Benefit Proceeds Are Paid
We have the right to delay payment of the Death Benefit attributable to the Indexed Account and Fixed Holding Account for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).

Item 11. Other Benefits Available (N-6) [Text Block]
OTHER BENEFITS AVAILABLE UNDER THE CONTRACT
In addition to the standard death benefit(s) associated with your Contract, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about applicable fees associated with each benefit included in this table may be found in the FEE TABLE.

Name Of Benefit	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
No-Lapse Guarantee(1)	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.	Standard
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

BenefitAccess Rider(1)	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.	Optional
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.

Name Of Benefit, continued	Purpose	Is Benefit Standard Or Optional	Brief Description Of Restrictions/Limitations
Accidental Death Benefit Rider(1)	Provides an additional Death Benefit that is payable if the insured’s death is accidental.	Optional
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

Children Level Term Rider(1)	Provides term life insurance coverage on the life of the insured’s covered children.	Optional
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Enhanced Cash Value Rider(1)	Provides an Additional Amount upon full surrender of the Contract for its surrender value.	Optional
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Rider cannot be removed after the Contract is issued.
•A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.

Enhanced Disability Benefit Rider(1)	Pays a monthly benefit amount into the Contract if the insured is totally disabled.	Optional
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Living Needs BenefitSM Rider(2)	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill or is confined to a nursing home.	Optional
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill or chronically ill.
•Not available with Contracts that include the BenefitAccess Rider.

Overloan Protection Rider(2)	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.	Optional
•Not available on Contracts that have the Accidental Death Benefit Rider.
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.

S&P 500® Indexed Account Rider	Provides for the addition of an investment option – the S&P 500® Indexed Account.	Optional	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers.
(1)Rider benefits will no longer be available if the Contract lapses or if you choose to keep the Contract in force under the Overloan Protection Rider.
(2)Rider benefits will no longer be available if the Contract lapses.
(3)Under the Guideline Premium Test, there is a limit as to the amount of premium that can be paid into the Contract in relation to the Death Benefit. In addition, there is a minimum ratio of Death Benefit to cash value associated with this test.

Item 18. Portfolio Companies (N-6) [Text Block]

Table Of Funds
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Large-Cap Growth	American Funds Insurance Series® Growth Fund (Class 2) - Capital Research and Management CompanySM	0.59%	(29.94)%	11.14%	13.64%
Large-Cap Blend	American Funds Insurance Series® Growth-Income Fund (Class 2) - Capital Research and Management CompanySM	0.53%	(16.50)%	7.83%	11.54%
Global/International	American Funds Insurance Series® International Fund (Class 2) - Capital Research and Management CompanySM	0.78%	(20.79)%	(1.03)%	3.92%
Asset Allocation	AST Balanced Asset Allocation Portfolio (includes all assets from AST Moderate Multi Asset Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.88%^	(16.26)%	3.70%	6.31%
Specialty	AST Cohen & Steers Realty Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Cohen & Steers Capital Management, Inc.	1.08%^	(25.36)%	5.30%	7.39%
Fixed Income	AST Core Fixed Income Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited	0.68%^	(16.29)%	(0.58)%	1.50%
Fixed Income	AST Global Bond Portfolio - PGIM Investments LLC / AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP	0.84%^	(12.19)%	0.02%	0.86%
Global/International	AST International Equity Portfolio (includes all assets from AST International Value Portfolio, AST J.P. Morgan International Equity Portfolio, and PSF International Growth Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC	0.99%	(28.68)%	3.82%	6.19%
Balanced	AST J.P. Morgan Tactical Preservation Portfolio (includes all assets from AST BlackRock Global Strategies Portfolio) -PGIM Investments LLC, AST Investment Services, Inc. / J.P. Morgan Investment Management, Inc.	0.91%^	(15.73)%	1.95%	4.13%
Large-Cap Growth	AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio, includes all assets from AST Loomis Sayles Large Cap Growth Portfolio and AST MFS Growth Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.	0.87%^	(33.21)%	7.81%	13.43%
Large-Cap Value	AST Large-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP	0.80%^	1.70%	7.94%	11.87%
Global/International	AST MFS Global Equity Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Massachusetts Financial Services Company	1.11%^	(17.96)%	5.17%	8.32%
Mid-Cap Growth	AST Mid-Cap Growth Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Delaware Investments Fund Advisors; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC	1.06%^	(30.93)%	5.08%	8.69%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Asset Allocation	AST Preservation Asset Allocation Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Wellington Management Company LLP	0.89%^	(15.62)%	1.74%	3.90%
Balanced	AST Prudential Growth Allocation Portfolio (includes all assets from AST Wellington Management Hedged Equity) - PGIM Investments LLC, AST Investment Services, Inc. / Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate	0.89%	(18.30)%	2.14%	6.08%
Small-Cap Growth	AST Small-Cap Growth Portfolio (includes all assets from AST Small-Cap Growth Opportunities Portfolio) - PGIM Investments LLC, AST Investment Services, Inc. / Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.	0.99%^	(27.57)%	6.01%	10.15%
Small-Cap Value	AST Small-Cap Value Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.	0.99%^	(13.32)%	3.07%	8.36%
Specialty	AST T. Rowe Price Natural Resources Portfolio - PGIM Investments LLC, AST Investment Services, Inc. / T. Rowe Price Associates, Inc.	0.91%^	6.09%	4.58%	3.91%
Mid-Cap Blend	BNY Mellon MidCap Stock Portfolio (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC	1.05%^	(14.29)%	3.24%	8.60%
Large-Cap Blend	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) - BNY Mellon Investment Adviser, Inc. / Newton Investment Management Limited	0.93%	(23.06)%	9.06%	11.08%
Global/International	Calvert VP EAFE International Index Portfolio (Class F) - Calvert Research and Management	0.68%^	(14.75)%	1.14%	3.84%
Large-Cap Blend	Calvert VP Nasdaq 100 Index Portfolio (Class F) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.73%^	(32.81)%	11.55%	15.61%
Mid-Cap Blend	Calvert VP S&P MidCap 400 Index Portfolio (Class F) - Calvert Research and Management / Ameritas Investment Partners, Inc.	0.53%^	(13.51)%	6.16%	10.12%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.86%	(14.97)%	5.68%	9.69%
Global/International	Janus Henderson Overseas Portfolio (Service Shares) - Janus Henderson Investors US LLC	1.14%	(8.84)%	5.20%	3.72%
Specialty	MFS® Utilities Series (Initial Class) - Massachusetts Financial Services Company	0.78%^	0.76%	9.00%	8.63%
Specialty	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) - Neuberger Berman Investment Advisers LLC	1.17%^	(18.65)%	7.14%	10.64%
Global/International	PSF Global Portfolio (Class I) - PGIM Investments LLC / LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC	0.74%^	(18.80)%	6.09%	8.96%
Mid-Cap Growth	PSF Mid-Cap Growth Portfolio (Class I) - PGIM Investments LLC / J.P. Morgan Investment Management Inc.	0.65%^	(26.96)%	8.64%	10.26%
Specialty	PSF Natural Resources Portfolio (Class I) - PGIM Investments LLC / T. Rowe Price Associates, Inc.	0.49%^	22.04%	9.30%	2.15%
Balanced	PSF PGIM 50/50 Balanced Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC	0.57%	(14.70)%	4.49%	6.65%
Money Market	PSF PGIM Government Money Market Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income	0.32%	1.39%	1.03%	0.58%
Fixed Income	PSF PGIM High Yield Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.57%^	(11.24)%	3.34%	4.73%
Large-Cap Growth	PSF PGIM Jennison Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.46%	(25.10)%	7.36%	10.61%

Table Of Funds, continued
Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Large-Cap Growth	PSF PGIM Jennison Focused Blend Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.86%	(25.76)%	6.74%	10.50%
Large-Cap Growth	PSF PGIM Jennison Growth Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.62%	(37.60)%	8.39%	13.09%
Large-Cap Value	PSF PGIM Jennison Value Portfolio (Class I) - PGIM Investments LLC / Jennison Associates LLC	0.42%	(7.89)%	6.73%	9.28%
Fixed Income	PSF PGIM Total Return Bond Portfolio (Class I) - PGIM Investments LLC / PGIM Fixed Income; PGIM Limited	0.43%	(14.81)%	0.30%	1.98%
Small-Cap Blend	^^PSF Small-Cap Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.38%	(16.37)%	5.55%	10.52%
Small-Cap Blend	^^PSF Small-Cap Value Portfolio (Class I) - PGIM Investments LLC / Goldman Sachs Asset Management, L.P.	0.97%	(14.65)%	3.09%	8.38%
Large-Cap Blend	PSF Stock Index Portfolio (Class I) - PGIM Investments LLC / PGIM Quantitative Solutions LLC	0.29%	(18.34)%	9.11%	12.25%
Asset Allocation	TOPS® Aggressive Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.54%	(15.88)%	4.86%	7.90%
Asset Allocation	TOPS® Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	(11.15)%	2.93%	4.29%
Asset Allocation	TOPS® Conservative ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.58%	(8.85)%	2.46%	2.93%
Asset Allocation	TOPS® Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	(14.70)%	4.33%	6.80%
Asset Allocation	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.76%	(11.85)%	1.76%	3.13%
Asset Allocation	TOPS® Managed Risk Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.74%	(13.73)%	1.77%	3.77%
Asset Allocation	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.75%	(13.35)%	1.92%	3.72%
Asset Allocation	TOPS® Moderate Growth ETF Portfolio (Class 2) - ValMark Advisers, Inc. / Milliman Financial Risk Management, LLC	0.55%	(12.90)%	3.77%	5.54%

Temporary Fee Reductions, Current Expenses [Text Block]	^The Fund’s annual current expense reflects temporary fee reductions.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in the Contract. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The Contract is not a short-term investment and may not be appropriate if you need ready access to cash. The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered. For more information please refer to the PRINCIPAL RISKS OF INVESTING IN THE CONTRACT section of this prospectus.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Contract, each of which has its own unique risks. You should review the Funds’ prospectuses before making an investment decision. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. For more information on the Funds, please refer to the The Funds subsection of this prospectus.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Pruco Life. Any obligations (including under the Fixed Rate Option), guarantees, or benefits are subject to the claims-paying ability of Pruco Life. More information about Pruco Life, including its financial strength ratings, is available upon request and at www.Investor.Prudential.com/Ratings. For more information please refer to the GENERAL DESCRIPTIONS OF PRUCO LIFE INSURANCE COMPANY, THE REGISTRANT, AND THE FUNDS section of this prospectus.
Contract Lapse Risk [Member]
Prospectus:
Risk [Text Block]
Death Benefits will not be paid if the Contract has lapsed. The Contract will lapse if it is in default unless sufficient premium payments are made or it remains in force under the No-Lapse Guarantee. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less. The Contract will also be in default if, at any time, the Contract Debt equals or exceeds the Contract Fund, less any applicable surrender charge, unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse.
A Contract that lapses may be reinstated within five years from the date of default upon the completion of certain conditions, including the submission of certain payments sufficient to bring the Contract up to date, plus a premium to cover all charges and deductions for three months from the date of reinstatement. For more information please refer to the LAPSE AND REINSTATEMENT section of this prospectus.

Contract Values Are Not Guaranteed [Member]
Prospectus:
Principal Risk [Text Block]	Contract Values Are Not Guaranteed – The value of your Contract Fund rises and falls with the performance of the investment options you choose and the charges that we deduct. Your benefits (including life insurance) are not guaranteed, and may be entirely dependent on the investment performance of the Variable Investment Options you select.
The Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
The Variable Investment Options – The Variable Investment Options you choose may not perform to your expectations. Investing in the Contract involves risks including the possible loss of your entire investment. Only the Fixed Rate Option provides a guaranteed rate of return.
The Account invests in the shares of one or more open-end management investment companies registered under the Investment Company Act of 1940. Each Variable Investment Option, which invests in a corresponding Fund, has its own investment objective, strategy, and associated risks, which are described in the Fund’s prospectus. Before allocating net premium to a Variable Investment Option, you should read the current Fund prospectus. Fund prospectuses are available at www.Prudential.com/eProspectus or by calling 800-778-2255. The income, gains, and losses of one Variable Investment Option have no effect on the investment performance of any other Variable Investment Option.
Amounts you allocate to the Variable Investment Options may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds. You bear the investment risk that the Funds may not meet their investment objectives. It is possible to lose your entire investment in the Variable Investment Options.
The Contract offers Variable Investment Options through the Advanced Series Trust (“AST”). The AST Variable Investment Options are also available in variable annuity contracts we offer. Some of these variable annuity contracts offer a feature that utilizes a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with certain optional benefits. The operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the Funds corresponding to the Variable Investment Options that are available with your Contract. These asset flows could adversely impact the Funds, including their risk profile, expenses and performance.

Increase In Charges [Member]
Prospectus:
Principal Risk [Text Block]	Increase In Charges – In several instances we will use the terms “maximum charge” and “current charge.” The “maximum charge,” in each instance, is the highest charge that we may apply under the Contract. The “current charge,” in each instance, is the amount that we now charge, which may be lower than the maximum charge. If circumstances change, we reserve the right to increase each current charge, up to the maximum charge.
Not a Short-Term Savings Vehicle [Member]
Prospectus:
Principal Risk [Text Block]	Not a Short-Term Savings Vehicle – The Contract is designed to provide benefits on a long-term basis. Consequently, you should not use the Contract as a short-term investment or savings vehicle. Because of the long-term nature of the Contract, you should consider whether purchasing the Contract is consistent with the purpose for which it is being considered.
Contract Lapse [Member]
Prospectus:
Principal Risk [Text Block]	Contract Lapse – On each Monthly Date we determine the value of your Contract Fund. The Contract is in default if the Contract Fund, less any applicable surrender charge and less any Contract Debt, is zero or less, unless it remains in force under the No-Lapse Guarantee. Your Contract will also be in default if at any time the Contract Debt equals or exceeds the Contract Fund less any applicable surrender charge unless it remains in force under the Overloan Protection Rider (if applicable). Poor investment performance, insufficient premium payments, withdrawals, and loans are some of the factors that could cause your Contract to lapse, which will cause you to lose your insurance coverage.
Taking Withdrawals [Member]
Prospectus:
Principal Risk [Text Block]	Taking Withdrawals – Whenever a withdrawal is made, the Death Benefit will immediately be reduced by at least the amount of the withdrawal. A surrender charge may be deducted when any withdrawal causes a reduction in the Basic Insurance Amount. If the Basic Insurance Amount is decreased, there is a possibility that the Contract might be classified as a Modified Endowment Contract, which would result in less favorable tax treatment for loans, withdrawals, or assignments. Accessing the values in your Contract through withdrawals may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. In addition, a withdrawal from your Contract may have tax consequences.
Taking a Contract Loan [Member]
Prospectus:
Principal Risk [Text Block]	Taking a Contract Loan – Accessing the values in your Contract through Contract loans may significantly affect current and future Contract values or Death Benefit proceeds and may increase the chance that your Contract will lapse. When a loan is made, an amount equal to the loan proceeds is transferred out of the investment options and does not participate in any investment return until a loan repayment is made. Taking a Contract loan will prevent any Death Benefit guarantees from protecting your Contract from lapsing. The longer a loan remains outstanding the greater the potential negative impact on the Contract Fund. In addition, a loan from your Contract may have tax consequences.
Surrender Of the Contract [Member]
Prospectus:
Principal Risk [Text Block]	Surrender Of the Contract – We deduct a surrender charge from the surrender proceeds. While the amount of the surrender charge decreases over time, it may be a substantial portion or even equal to your Contract Fund. A surrender of your Contract may have tax consequences.
Potential Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Potential Tax Consequences – Your Contract is structured to meet the definition of life insurance under Section 7702 of the Internal Revenue Code. At issue, the Contract Owner chooses one of the following definition of life insurance tests: (1) Cash Value Accumulation Test or (2) Guideline Premium Test. We reserve the right to refuse to accept a premium payment that would, in our opinion, cause this Contract to fail to qualify as life insurance. Current federal tax law generally excludes Death Benefits from the gross income of the beneficiary of a life insurance contract. However, your Death Benefit could be subject to estate tax. In addition, you generally are not subject to taxation on any increase in the Contract value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any withdrawals only if those amounts, when added to all previous distributions, exceed the total premiums paid. Amounts received upon surrender or withdrawal (including any outstanding Contract loans) in excess of premiums paid are treated as ordinary income.
Special rules govern the tax treatment of life insurance policies that meet the federal definition of a Modified Endowment Contract under Section 7702A of the Internal Revenue Code. The Contract could be classified as a Modified Endowment Contract if premiums in amounts that are too large are paid or a decrease in the Basic Insurance Amount is made (or a rider removed). Under current tax law, pre-death distributions, including loans and assignments, are taxed less favorably under Modified Endowment Contracts. Death Benefit payments under Modified Endowment Contracts, however, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.
Replacement Of a Contract [Member]
Prospectus:
Principal Risk [Text Block]	Replacement Of a Contract – The replacement of life insurance is generally not in your best interest. If you are considering replacing a contract, you should compare the benefits and costs of your existing contract with the benefits and costs of purchasing a new Contract and you should consult with a tax adviser.
Our Ability To Pay Benefits [Member]
Prospectus:
Principal Risk [Text Block]	Our Ability To Pay Benefits – All insurance benefits, including the Death Benefit, and all guarantees, including those related to the Fixed Rate Option, are general account obligations that are subject to the financial strength and claims paying ability of Pruco Life.
C000023917 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
C000023927 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund (Class 2)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.50%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
C000023920 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series® International Fund (Class 2)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
C000018401 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Balanced Asset Allocation Portfolio (includes all assets from AST Moderate Multi Asset Portfolio)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Wellington Management Company LLP
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(16.26%)
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	6.31%
C000005201 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Cohen & Steers Realty Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	5.30%
Average Annual Total Returns, 10 Years [Percent]	7.39%
C000053820 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; Wellington Management Company LLP; Western Asset Management Company, LLC; Western Asset Management Company Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(16.29%)
Average Annual Total Returns, 5 Years [Percent]	(0.58%)
Average Annual Total Returns, 10 Years [Percent]	1.50%
C000158037 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Global Bond Portfolio
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.; Goldman Sachs Asset Management, L.P.; Goldman Sachs Asset Management International; Wellington Management Company LLP
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(12.19%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	0.86%
C000005195 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio (includes all assets from AST International Value Portfolio, AST J.P. Morgan International Equity Portfolio, and PSF International Growth Portfolio)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC.; J.P. Morgan Investment Management Inc.; LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(28.68%)
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	6.19%
C000005219 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST J.P. Morgan Tactical Preservation Portfolio (includes all assets from AST BlackRock Global Strategies Portfolio)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(15.73%)
Average Annual Total Returns, 5 Years [Percent]	1.95%
Average Annual Total Returns, 10 Years [Percent]	4.13%
C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio (formerly AST T. Rowe Price Large-Cap Growth Portfolio, includes all assets from AST Loomis Sayles Large Cap Growth Portfolio and AST MFS Growth Portfolio)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(33.21%)
Average Annual Total Returns, 5 Years [Percent]	7.81%
Average Annual Total Returns, 10 Years [Percent]	13.43%
C000005187 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Hotchkis & Wiley Capital Management, LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Wellington Management Company LLP
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	1.70%
Average Annual Total Returns, 5 Years [Percent]	7.94%
Average Annual Total Returns, 10 Years [Percent]	11.87%
C000005205 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST MFS Global Equity Portfolio
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(17.96%)
Average Annual Total Returns, 5 Years [Percent]	5.17%
Average Annual Total Returns, 10 Years [Percent]	8.32%
C000005209 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Delaware Investments Fund Advisors; J.P. Morgan Investment Management, Inc.: Massachusetts Financial Services Company; TimesSquare Capital Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	(30.93%)
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]	8.69%
C000018402 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Preservation Asset Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; J.P. Morgan Investment Management, Inc.; Massachusetts Financial Services Company; PGIM Fixed Income; PGIM Quantitative Solutions LLC; Wellington Management Company LLP
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	1.74%
Average Annual Total Returns, 10 Years [Percent]	3.90%
C000018404 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Prudential Growth Allocation Portfolio (includes all assets from AST Wellington Management Hedged Equity)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC; PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC; PGIM Real Estate
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	6.08%
C000005188 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Growth Portfolio (includes all assets from AST Small-Cap Growth Opportunities Portfolio)
Portfolio Company Objective [Text Block]	Small-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Driehaus Capital Management LLC.; Emerald Mutual Fund Advisers Trust; Massachusetts Financial Services Company; UBS Asset Management (Americas) Inc.; Victory Capital Management Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(27.57%)
Average Annual Total Returns, 5 Years [Percent]	6.01%
Average Annual Total Returns, 10 Years [Percent]	10.15%
C000005199 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Small-Cap Value Portfolio
Portfolio Company Objective [Text Block]	Small-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc.; Goldman Sachs Asset Management, L.P.; Hotchkis & Wiley Capital Management, LLC; J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(13.32%)
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	8.36%
C000005192 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST T. Rowe Price Natural Resources Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	6.09%
Average Annual Total Returns, 5 Years [Percent]	4.58%
Average Annual Total Returns, 10 Years [Percent]	3.91%
C000007612 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon MidCap Stock Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(14.29%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	8.60%
C000005027 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(23.06%)
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	11.08%
C000055530 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio (Class F)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(14.75%)
Average Annual Total Returns, 5 Years [Percent]	1.14%
Average Annual Total Returns, 10 Years [Percent]	3.84%
C000164864 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP Nasdaq 100 Index Portfolio (Class F)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(32.81%)
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	15.61%
C000053062 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
Portfolio Company Objective [Text Block]	Mid-Cap Blend
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(13.51%)
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	10.12%
C000021045 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) and other investment advisers
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(14.97%)
Average Annual Total Returns, 5 Years [Percent]	5.68%
Average Annual Total Returns, 10 Years [Percent]	9.69%
C000028745 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio (Service Shares)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(8.84%)
Average Annual Total Returns, 5 Years [Percent]	5.20%
Average Annual Total Returns, 10 Years [Percent]	3.72%
C000007312 [Member]
Prospectus:
Portfolio Company Name [Text Block]	MFS® Utilities Series (Initial Class)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
C000035621 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.65%)
Average Annual Total Returns, 5 Years [Percent]	7.14%
Average Annual Total Returns, 10 Years [Percent]	10.64%
C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC ; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(18.80%)
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	8.96%
C000005720 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Mid-Cap Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	(26.96%)
Average Annual Total Returns, 5 Years [Percent]	8.64%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000005694 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Natural Resources Portfolio (Class I)
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	22.04%
Average Annual Total Returns, 5 Years [Percent]	9.30%
Average Annual Total Returns, 10 Years [Percent]	2.15%
C000005724 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio (Class I)
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited; PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.49%
Average Annual Total Returns, 10 Years [Percent]	6.65%
C000005693 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio (Class I)
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	1.39%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	0.58%
C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(11.24%)
Average Annual Total Returns, 5 Years [Percent]	3.34%
Average Annual Total Returns, 10 Years [Percent]	4.73%
C000005715 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(25.10%)
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	10.61%
C000005699 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	(25.76%)
Average Annual Total Returns, 5 Years [Percent]	6.74%
Average Annual Total Returns, 10 Years [Percent]	10.50%
C000005698 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(37.60%)
Average Annual Total Returns, 5 Years [Percent]	8.39%
Average Annual Total Returns, 10 Years [Percent]	13.09%
C000005728 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Value
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(7.89%)
Average Annual Total Returns, 5 Years [Percent]	6.73%
Average Annual Total Returns, 10 Years [Percent]	9.28%
C000005704 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	(14.81%)
Average Annual Total Returns, 5 Years [Percent]	0.30%
Average Annual Total Returns, 10 Years [Percent]	1.98%
C000005725 [Member]
Prospectus:
Portfolio Company Name [Text Block]	^^PSF Small-Cap Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(16.37%)
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	10.52%
C000005702 [Member]
Prospectus:
Portfolio Company Name [Text Block]	^^PSF Small-Cap Value Portfolio (Class I)
Portfolio Company Objective [Text Block]	Small-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	(14.65%)
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	8.38%
C000005727 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio (Class I)
Portfolio Company Objective [Text Block]	Large-Cap Blend
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(18.34%)
Average Annual Total Returns, 5 Years [Percent]	9.11%
Average Annual Total Returns, 10 Years [Percent]	12.25%
C000097930 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Aggressive Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(15.88%)
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	7.90%
C000097925 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Balanced ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(11.15%)
Average Annual Total Returns, 5 Years [Percent]	2.93%
Average Annual Total Returns, 10 Years [Percent]	4.29%
C000097923 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Conservative ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(8.85%)
Average Annual Total Returns, 5 Years [Percent]	2.46%
Average Annual Total Returns, 10 Years [Percent]	2.93%
C000097928 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(14.70%)
Average Annual Total Returns, 5 Years [Percent]	4.33%
Average Annual Total Returns, 10 Years [Percent]	6.80%
C000097932 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(11.85%)
Average Annual Total Returns, 5 Years [Percent]	1.76%
Average Annual Total Returns, 10 Years [Percent]	3.13%
C000097937 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.77%
C000097935 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.72%
C000097927 [Member]
Prospectus:
Portfolio Company Name [Text Block]	TOPS® Moderate Growth ETF Portfolio (Class 2)
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management, LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(12.90%)
Average Annual Total Returns, 5 Years [Percent]	3.77%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Contract Years 1- 5 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	1.50%
Contract Years 9 - 10 [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	1.25%
Contract Year 11+ [Member]
Prospectus:
Sales Load (of Premium Payments), Current [Percent]	0.00%
Minimum percentage of first year Sales Load Target Premium excluding premiums for riders and extras [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	55.00%
Deferred Sales Load (of Other Amount), Current [Percent]	55.00%
Maximum percentage of first year Sales Load Target Premium excluding premiums for riders and extras [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	100.00%
Deferred Sales Load (of Other Amount), Current [Percent]	100.00%
Initial surrender charge for a representative Contract Owner [Member]
Prospectus:
Deferred Sales Charge, Description [Text Block]	Initial surrender charge for a representative Contract Owner.(2)
Deferred Sales Load (of Other Amount), Current [Percent]	100.00%
Initial charge for a representative Contract Owner [Member]
Prospectus:
Deferred Sales Load (of Other Amount), Maximum [Percent]	100.00%
Insurance Cost, Description [Text Block]	Initial charge for a representative Contract Owner.(4)
Insurance Cost, Maximum [Dollars]	$ 0.077
Insurance Cost, Current [Dollars]	$ 0.043
Administrative Expenses, Description [Text Block]	Initial charge for a representative Contract Owner.(4)
Administrative Expense, Maximum [Dollars]	$ 0.09
Administrative Expense, Current [Dollars]	$ 0.09
Withdrawal fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Withdrawal fee
Other Transaction Fee, When Deducted [Text Block]	Upon withdrawal.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Basic Insurance Amount decrease fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Basic Insurance Amount decrease fee
Other Transaction Fee, When Deducted [Text Block]	Upon decrease in Basic Insurance Amount.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Contract illustration fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Contract illustration fee
Other Transaction Fee, When Deducted [Text Block]	Each illustration request exceeding one in any Contract Year.
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
BenefitAccess Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	BenefitAccess Rider fee
Other Transaction Fee, When Deducted [Text Block]	One-time charge when the Terminal Illness Option of the rider is exercised.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
Enhanced Cash Value Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Enhanced Cash Value Rider fee (Per $1,000 of Basic Insurance Amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge applied on first month of processing.
Other Transaction Fee, Maximum [Dollars]	$ 0.42
Other Transaction Fee, Current [Dollars]	$ 0.42
Living Needs BenefitSM Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Living Needs BenefitSM Rider fee
Other Transaction Fee, When Deducted [Text Block]	When benefit is paid.
Other Transaction Fee, Maximum [Dollars]	$ 150
Other Transaction Fee, Current [Dollars]	$ 150
Overloan Protection Rider fee [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider fee (Percentage of the Contract Fund amount.)
Other Transaction Fee, When Deducted [Text Block]	One-time charge upon exercising the rider benefit.
Other Transaction Fee, Current [Percent]	3.50%
Other Transaction Fee (of Other Amount), Maximum [Percent]	3.50%
Minimum charge per $1000 of the Net Amount at Risk [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.0067
Insurance Cost, Current [Dollars]	0.0064
Maximum charge per $1000 of the Net Amount at Risk [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	83.34
Insurance Cost, Current [Dollars]	82.50
Administrative Charge, Minimum charge [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	0.08
Administrative Expense, Current [Dollars]	0.08
Administrative Charge, Maximum charge [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	1.78
Administrative Expense, Current [Dollars]	1.78
Administrative Charge, Flat fee [Member]
Prospectus:
Administrative Expense, Maximum [Dollars]	12
Administrative Expense, Current [Dollars]	$ 12
Additional Mortality Charge For Certain Risks [Member]
Prospectus:
Insurance Cost, Description [Text Block]	Additional Mortality Charge For Certain Risks associated with health conditions, occupations, avocations, or aviation.(2)(7) (Flat extra per $1,000 of Basic Insurance Amount.)
Insurance Cost, When Deducted [Text Block]	Monthly
Additional Mortality Charge For Certain Risks, Minimum [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	$ 0.1
Insurance Cost, Current [Dollars]	0.1
Additional Mortality Charge For Certain Risks, Maximum [Member]
Prospectus:
Insurance Cost, Maximum [Dollars]	2.08
Insurance Cost, Current [Dollars]	$ 2.08
Net Interest on Loans [Member]
Prospectus:
Other Annual Expense, Description [Text Block]	Net Interest On Loans
Other Annual Expense, When Deducted [Text Block]	Annually
Net Interest on Loans, Standard Loans [Member]
Prospectus:
Other Annual Expense, Maximum [Dollars]	$ 1
Other Annual Expense, Current [Dollars]	1
Net Interest on Loans, Preferred Loans [Member]
Prospectus:
Other Annual Expense, Maximum [Dollars]	0.05
Other Annual Expense, Current [Dollars]	$ 0.05
Accidental Death Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Accidental Death Benefit Rider(2)(9) (Minimum and maximum charge per $1,000 of the coverage amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Accidental Death Benefit Rider(1)
Purpose of Benefit [Text Block]	Provides an additional Death Benefit that is payable if the insured’s death is accidental.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Death resulting from injury must occur no more than 90 days after the injury.
•Benefit will end on the earlier of: the end of the day before the first Contract Anniversary on or after the insured’s 100th birthday and the first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available on Contracts that have the Overloan Protection Rider.

Name of Benefit [Text Block]	Accidental Death Benefit Rider(1)
Accidental Death Benefit Rider, Minimum charge per $1000 of the coverage amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.05
Optional Benefit Expense, Current [Dollars]	0.05
Accidental Death Benefit Rider, Maximum charge per $1000 of the coverage amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.28
Optional Benefit Expense, Current [Dollars]	$ 0.28
Accidental Death Benefit Rider, Charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.067
Optional Benefit Expense, Current [Dollars]	$ 0.067
BenefitAccess Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	BenefitAccess Rider(1)(2) 2% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	BenefitAccess Rider(1)
Purpose of Benefit [Text Block]	Provides for an acceleration of the Death Benefit if the insured becomes Chronically Ill or Terminally Ill.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefits are subject to certain eligibility requirements, and approval of the claim.
•Not available on Contracts that include the Enhanced Disability Benefit Rider or the Living Needs BenefitSM Rider.
•A minimum Basic Insurance Amount of $100,000 is required for a Contract to be issued with the BenefitAccess Rider.

Name of Benefit [Text Block]	BenefitAccess Rider(1)
BenefitAccess Rider, 2% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 for Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0026
Optional Benefit Expense, Current [Dollars]	0.0025
BenefitAccess Rider, 2% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 for Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	15.46
Optional Benefit Expense, Current [Dollars]	$ 11.13
BenefitAccess Rider, 2% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.004
Optional Benefit Expense, Current [Dollars]	$ 0.0038
BenefitAccess Rider, 4% Monthly Benefit Percentage [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	4% Monthly Benefit Percentage: (Minimum and maximum charge per $1,000 of the Net Amount At Risk.)
BenefitAccess Rider, 4% Monthly Benefit Percentage, Minimum cost of insurance charge per $1000 for Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0037
Optional Benefit Expense, Current [Dollars]	0.0035
BenefitAccess Rider, 4% Monthly Benefit Percentage, Maximum cost of insurance charge per $1000 for Net Amount at Risk [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	21.65
Optional Benefit Expense, Current [Dollars]	$ 15.58
BenefitAccess Rider, 4% Monthly Benefit Percentage, Initial charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.0056
Optional Benefit Expense, Current [Dollars]	$ 0.0053
Children Level Term Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Children Level Term Rider (Charge per $1,000 of the coverage amount.)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense, Maximum [Dollars]	$ 0.42
Optional Benefit Expense, Current [Dollars]	$ 0.42
Name of Benefit [Text Block]	Children Level Term Rider(1)
Purpose of Benefit [Text Block]	Provides term life insurance coverage on the life of the insured’s covered children.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Coverage on each dependent insured will end on the earliest of:
•The end of the day before the first Contract Anniversary on or after the primary insured’s 75th birthday;
•The end of the day before the first Contract Anniversary on or after the child’s 25th birthday;
•The end of the day before the date a rider is converted to a new Contract; and
•The first Monthly Date on or after the date a request to discontinue the rider is received in Good Order at a Service Office.

Name of Benefit [Text Block]	Children Level Term Rider(1)
Enhanced Disability Benefit Rider [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Enhanced Disability Benefit Rider(2)(8)(10)(11) (Minimum and maximum charge (percentage of the monthly benefit amount).)
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Name of Benefit [Text Block]	Enhanced Disability Benefit Rider(1)
Purpose of Benefit [Text Block]	Pays a monthly benefit amount into the Contract if the insured is totally disabled.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

Name of Benefit [Text Block]	Enhanced Disability Benefit Rider(1)
Enhanced Disability Benefit Rider, Minimum percentage of the monthly benefit amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0.0708
Optional Benefit Expense, Current [Dollars]	0.000708
Enhanced Disability Benefit Rider, Maximum percentage of the monthly benefit amount [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	0.1217
Optional Benefit Expense, Current [Dollars]	$ 0.001217
Enhanced Disability Benefit Rider, Charge for a representative Contract Owner [Member]
Prospectus:
Optional Benefit Charge, Description [Text Block]	Initial charge for a representative Contract Owner.(4)
Optional Benefit Expense, Maximum [Dollars]	$ 0.0752
Optional Benefit Expense, Current [Dollars]	$ 0.0752
No-Lapse Guarantee [Member]
Prospectus:
Name of Benefit [Text Block]	No-Lapse Guarantee(1)
Purpose of Benefit [Text Block]	Provides a limited guarantee against Contract lapse as a result of unfavorable investment performance, subject to limitations.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Withdrawals may void the guarantee.
•Outstanding Contract loans will void the guarantee.
•Only available if you have no Contract Debt and your Accumulated Net Payments is greater than the No-Lapse Guarantee Value.

Name of Benefit [Text Block]	No-Lapse Guarantee(1)
Enhanced Cash Value Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Purpose of Benefit [Text Block]	Provides an Additional Amount upon full surrender of the Contract for its surrender value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Benefit not payable when the Contract is surrendered in connection with an exchange.
•Rider cannot be removed after the Contract is issued.
•A minimum Basic Insurance Amount of $250,000 is required for a Contract to be issued with the Enhanced Cash Value Rider.

Name of Benefit [Text Block]	Enhanced Cash Value Rider(1)
Living Needs BenefitSM Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Living Needs BenefitSM Rider(2)
Purpose of Benefit [Text Block]	Allows you to elect to receive an accelerated payment of all or part of the Death Benefit, adjusted to reflect current value, if the insured becomes terminally ill or is confined to a nursing home.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Requires certification of a physician for benefits to be paid.
•No benefit will be payable if you are required to elect it in order to meet the claims of creditors or to obtain a government benefit.
•With the exception of certain business-related Contracts, this benefit is excluded from income if the insured is terminally ill or chronically ill.
•Not available with Contracts that include the BenefitAccess Rider.

Name of Benefit [Text Block]	Living Needs BenefitSM Rider(2)
Overloan Protection Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Overloan Protection Rider(2)
Purpose of Benefit [Text Block]	If exercised, guarantees protection against Contract lapse due to loans, even if the Contract Debt exceeds the cash value of the Contract.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
•Not available on Contracts that have the Accidental Death Benefit Rider.
•Only available when Guideline Premium(3) is selected as the definition of life insurance test.
•Subject to various eligibility requirements, including the Contract must be in force for the later of 15 years and the Contract Anniversary after the insured’s 75th birthday.
•If this rider is exercised, most riders will be terminated and most Contract changes and transactions will be prohibited.

Name of Benefit [Text Block]	Overloan Protection Rider(2)
S&P 500 Indexed Account Rider [Member]
Prospectus:
Name of Benefit [Text Block]	S&P 500® Indexed Account Rider
Purpose of Benefit [Text Block]	Provides for the addition of an investment option – the S&P 500® Indexed Account.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available by and described in a supplement to this prospectus. •The rider (and the supplement) is not available through all brokers.
Name of Benefit [Text Block]	S&P 500® Indexed Account Rider
PL CP2_2019 Indexed Account Rider Supplement [Member]
Prospectus:
Item 10. Standard Death Benefits (N-6) [Table Text Block]
STANDARD DEATH BENEFITS
When Death Benefit Proceeds Are Paid
We have the right to delay payment of the Death Benefit attributable to the Indexed Account and Fixed Holding Account for up to six months (or a shorter period if required by applicable law). Where required by law, we will pay interest if such a payment is delayed for more than 30 days (or a shorter period if required by applicable law).